Capital Stock - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	6 Months Ended		6 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2014 Restricted stock units [Member]	Jun. 30, 2014 Performance shares [Member] Times	Jun. 30, 2014 Restricted Stock Awards [Member]	Jun. 30, 2014 Stock Option [Member]	Jun. 30, 2014 Minimum [Member] Performance shares [Member]	Jun. 30, 2014 Maximum [Member] Performance shares [Member]	Dec. 31, 2008 Common Stock [Member] Share Repurchase Program Two Thousand And Eight [Member]	Jun. 30, 2014 Common Stock [Member] Two Thousand Fourteen Repurchase Authorization [Member]
Class of Stock [Line Items]
Preferred Stock, share authorized	25,000,000	25,000,000
Preferred Stock, par value	$ 1	$ 1
Common stock, share authorized	725,000,000	725,000,000
Common stock, par value	$ 0.001	$ 0.001
Number of common shares issued related to the exercise of share based compensation during the period	1,500,000
Preferred stock, share issued	0
Common stock repurchase, amount authorized									$ 200.0	$ 162.3
Common stock repurchase, total remaining amount authorized										37.7
Repurchase of common stock, shares										5,200,000
Stock options granted	15,243
Stock option per share value	$ 56.76
Options Granted			81,388	50,689	18,230
Fair value of granted stock			$ 4.6	$ 3.4	$ 1.0
Stock option, term						10 years
Vesting period of stock option, restricted stock units and performance shares			3 years			3 years	2 years	3 years
Value of each restricted stock unit and performance share unit in shares			Each restricted stock unit, restricted stock award and performance share is equal in value to one share of the Company's common stock plus reinvested dividends from the grant date to the vesting date.
Number of times performance units to vest, Minimum				0
Weighted-average grant-date fair value of options granted						$ 11.50
Expected volatility used in computing fair value of options granted						34.70%
Expected life used in computing fair value of options granted, years						5 years
Dividend yield used in computing fair value of options granted						4.40%
Risk-free interest rate used in computing fair value of options granted						1.60%
Estimated forfeiture rate used in computing fair value of options granted						12.00%